Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of ordinary share reflected on the balance sheet
Gross proceeds	$90,000,000
Less:
Ordinary share issuance costs	(3,246,381)
Plus:
Fair value adjustment of carrying value to redemption value	5,705,929
Contingently redeemable ordinary shares	$92,459,548

Schedule of basic and diluted net income per share for each class of ordinary share
	Year Ended December 31, 2021	For the Period from August 20, 2020 (inception) through December 31, 2020
Ordinary shares subject to possible redemption
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$(686,117)	$(319,025)
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted	9,000,000	3,834,783
Basic and Diluted net loss per share, Redeemable Class A Ordinary shares	$(0.08)	$(0.08)

Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Non-Redeemable Class A and Class B ordinary shares not subject to redemption	$(213,763)	$(246,273)
Denominator:
Weighted Average Non-Redeemable Class A and Class B Ordinary shares, Basic and Diluted	2,804,000	2,960,283
Basic and diluted net loss per share, ordinary shares	$(0.08)	$(0.08)